Investments - Schedule of Subsidiaries and Jointly Controlled Entities Percentage by the Company's Ownership Interest (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share capital		R$ 14,309	R$ 11,007
Equity		R$ 27,382	R$ 24,656	R$ 21,784	R$ 19,462
C E M I G Geracaoe Transmissao [Member]
IfrsStatementLineItems [Line Items]
Number of shares		2,896,785,358
Cemig interest %		100.00%	100.00%
Share capital		R$ 5,474	R$ 5,474
Equity		R$ 11,665	R$ 8,893
Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Number of shares		35,000,000
Cemig interest %		49.00%	49.00%
Share capital		R$ 35	R$ 35
Equity		R$ 96	R$ 96
Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Number of shares		548,626,000
Cemig interest %		49.00%	49.00%
Share capital		R$ 549	R$ 549
Equity		R$ 419	R$ 373
Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Number of shares		41,360,000
Cemig interest %		49.00%	49.00%
Share capital		R$ 41	R$ 41
Equity		R$ 97	R$ 95
Parajuru [Member]
IfrsStatementLineItems [Line Items]
Number of shares		35,000,000
Cemig interest %		100.00%	100.00%
Share capital		R$ 35	R$ 86
Equity		R$ 107	R$ 158
Voltado Rio [Member]
IfrsStatementLineItems [Line Items]
Number of shares		160,000,000
Cemig interest %		100.00%	100.00%
Share capital		R$ 160	R$ 275
Equity		R$ 200	R$ 248
Paracambi [Member]
IfrsStatementLineItems [Line Items]
Number of shares		79,078,937
Cemig interest %		49.00%	49.00%
Share capital		R$ 57	R$ 79
Equity		R$ 83	R$ 123
Alianca norte (belo monte plant) [member]
IfrsStatementLineItems [Line Items]
Number of shares		42,028,825,151
Cemig interest %		49.00%	49.00%
Share capital		R$ 1,210	R$ 1,210
Equity		R$ 1,007	R$ 1,084
Amazonia Energia [Member]
IfrsStatementLineItems [Line Items]
Number of shares	[1]	1,323,819,670
Cemig interest %		74.50%	74.50%
Share capital		R$ 1,323	R$ 1,323
Equity		R$ 1,099	R$ 1,189
UFV Boa Esperanca [member]
IfrsStatementLineItems [Line Items]
Number of shares	[2]	402,296,837
Cemig interest %		100.00%	100.00%
Share capital		R$ 402
Equity		R$ 405
Cemig Ger Itutinga S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		151,309,332
Cemig interest %		100.00%	100.00%
Share capital		R$ 148	R$ 151
Equity		R$ 284	R$ 231
Cemig Geracao Camargos S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		113,499,102
Cemig interest %		100.00%	100.00%
Share capital		R$ 101	R$ 113
Equity		R$ 200	R$ 183
Cemig Geracao Sul S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		148,146,505
Cemig interest %		100.00%	100.00%
Share capital		R$ 61	R$ 148
Equity		R$ 163	R$ 252
Cemig Geracao Leste S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		100,568,929
Cemig interest %		100.00%	100.00%
Share capital		R$ 51	R$ 101
Equity		R$ 91	R$ 168
Cemig Geracao Oeste S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		60,595,484
Cemig interest %		100.00%	100.00%
Share capital		R$ 7	R$ 61
Equity		R$ 101	R$ 126
Rosal Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		46,944,467
Cemig interest %		100.00%	100.00%
Share capital		R$ 47	R$ 47
Equity		R$ 109	R$ 123
Sa Carvalho S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		361,200,000
Cemig interest %		100.00%	100.00%
Share capital		R$ 37	R$ 37
Equity		R$ 97	R$ 138
Horizontes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		10,000,000
Cemig interest %		100.00%	100.00%
Share capital		R$ 4	R$ 39
Equity		R$ 13	R$ 61
Cemig P C H S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		6,000,000
Cemig interest %		100.00%	100.00%
Share capital		R$ 6	R$ 46
Equity		R$ 48	R$ 99
Cemig Geracao Poco Fundo S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		159,084,895
Cemig interest %		100.00%	100.00%
Share capital		R$ 159	R$ 139
Equity		R$ 162	R$ 172
Empresa De Servicos De Comercializacao De Energia Eletrica S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		3,000,000
Cemig interest %		100.00%	100.00%
Share capital		R$ 3
Equity		R$ 21	R$ 11
Cemig Trading S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		4,000,000
Cemig interest %		100.00%	100.00%
Share capital		R$ 4	R$ 1
Equity		R$ 6	R$ 6
Centroeste [Member]
IfrsStatementLineItems [Line Items]
Number of shares		28,000,000
Cemig interest %		100.00%	100.00%
Share capital		R$ 28	R$ 28
Equity		R$ 135	R$ 120
UFV Tres Marias [Member]
IfrsStatementLineItems [Line Items]
Number of shares		6,887,499
Cemig interest %		100.00%	100.00%
Share capital		R$ 35
Equity		R$ 38
Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Number of shares		2,359,113,452
Cemig interest %		100.00%	100.00%
Share capital		R$ 6,964	R$ 5,372
Equity		R$ 11,281	R$ 7,105
Taesa [Member]
IfrsStatementLineItems [Line Items]
Number of shares		1,033,496,721
Cemig interest %		21.68%	21.68%
Share capital		R$ 3,042	R$ 3,042
Equity		R$ 6,679	R$ 6,570
Gasmig [Member]
IfrsStatementLineItems [Line Items]
Number of shares		306,941,598
Cemig interest %		99.57%	99.57%
Share capital		R$ 665	R$ 665
Equity		R$ 1,231	R$ 1,373
C E M I G Sim [Member]
IfrsStatementLineItems [Line Items]
Number of shares		657,647,242
Cemig interest %		100.00%	100.00%
Share capital		R$ 658	R$ 175
Equity		R$ 755	R$ 199
Sete Lagoas [Member]
IfrsStatementLineItems [Line Items]
Number of shares		36,857,080
Cemig interest %		100.00%	100.00%
Share capital		R$ 51	R$ 37
Equity		R$ 91	R$ 73

[1]	Indirect participation in Belo Monte Plant through this investee.
[2]	On October 29, 2024 an EGM approved change of the name of Cemig Baguari S.A. to UFV Boa Esperança S.A.